UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Semiannual Report

June 30, 2009
(unaudited)

■  CREDIT SUISSE
GLOBAL HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 31, 2009

Dear Shareholder:

Performance Summary
01/01/09 – 06/30/09

Fund & Benchmark	Performance
Credit Suisse Global High Yield Fund[1]	24.60%
Merrill Lynch Global High Yield Constrained Index (fully hedged)[2]	30.92%

Market Review: A slow start, but trending upward

For the six-month period ended June 30, 2009, the high yield bond market trended higher. A combination of positive sentiment, better than expected economic news, and high yield mutual fund inflows helped the Merrill Lynch Global High Yield Constrained Index (hedged into USD) gain 30.92%. Additionally, for the time period, high yield spreads tightened to 708 basis points versus the Treasury to end the period at 1,107 basis points, while yields ended June at 13.74%.

Against this strong performance backdrop, a number of market indicators signaled that credit fundamentals remained under pressure. Default rates, as reported by Moody's Investor Services, continued to rise — ending June at 10.1%. Additionally, according to JP Morgan, five companies either defaulted or missed coupon payments during June alone. However, the pace of defaults has slowed from the previous average of 14 defaults per month for the prior six-month period. Similarly, Merrill Lynch's distress ratio (defined as the proportion of bonds trading at over 1,000 basis points over U.S. Treasuries, continued to improve, ending the period at 40.8% (down from its recent high of 83.6% in November 2008).

AMG Data Services reported that high yield mutual funds experienced positive flows for 15 of the last 16 weeks of the period. On a year-to-date basis, inflows have totaled almost $12 billion.

The new issue market began the year slowly, with only $10 billion in high yield debt issued during the first quarter. As the year progressed, however, activity picked up, and according to Merrill Lynch, more than $51 billion in high yield debt was issued in the second quarter. In addition, there has been a material increase in diversity among issuers — with lower rated and more cyclical companies able to access the market for the first time since summer of 2008.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Strategic Review and Outlook: Fundamental backdrop remains challenging

For the six-month period ended June 30, 2009, the Fund underperformed its benchmark. Superior security selection in printing and publishing, electronics, and forestry/paper contributed positively to relative returns. Conversely, an underweight to automotive as well as an underweight to financials (due to an influx of downgraded securities that have recently entered the High Yield Universe) hurt relative returns.

Despite the recent strength in the high yield market, the fundamental backdrop remains challenging. The new issue market has made capital available to a broader selection of issuers, but credit conditions remain tight and recent economic indicators have been mixed. For example, consumer confidence increased from 25.3 in February to 49.3 in June, while the unemployment rate continued to climb to 9.5%. Additionally, although we believe recent government policy initiatives should ultimately stabilize the financial markets and the broader global economy, we expect conditions to stay volatile as liquidity remains limited and the recovery continues.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may involve a greater degree of risk than other funds that invest in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

1 Year	5 Years	10 Years	Since Inception	Inception Date
(6.08)%	3.63%	3.49%	5.60%	02/26/93

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.53%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.70%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Merrill Lynch Global High Yield Constrained Index (fully hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Investors cannot invest directly in an index.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Fund Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 06/30/09	$1,246.00
Expenses Paid per $1,000*	$3.90
Hypothetical 5% Fund Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 06/30/09	$1,021.32
Expenses Paid per $1,000*	$3.51
Annualized Expense Ratio*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	2.0%
BB	29.6%
B	38.3%
CCC	16.7%
CC	1.0%
C	0.5%
D	2.2%
NR	1.4%
Subtotal	91.7%
Short-Term Investment	8.3%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Global High Yield Fund
Schedule of Investments
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (85.9%)
Aerospace & Defense (1.5%)
$100	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$94,500
250	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	130,000
50	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	21,250
95	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	88,588
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	111,562
					445,900
Agriculture (0.4%)
120	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/11	11.000	111,000
Auto Loans (1.9%)
200	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	190,014
310	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	249,465
150	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	114,827
					554,306
Auto Parts & Equipment (1.7%)
150	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	145,125
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Ca)	03/01/17	7.875	23,625
45	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)ø	(D, C)	12/01/13	8.500	11,925
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC, Caa1)	08/15/14	10.000	86,350
75	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	54,375
150	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	149,250
25	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	25,375
					496,025

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Banks (3.3%)
$175	CIT Group, Inc., Senior Unsecured Notes#	(BB-, Ba2)	02/13/12	1.170	$103,321
350	CIT Group, Inc., Senior Unsecured Notes	(BB-, Ba2)	02/13/12	5.400	238,167
300	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	03/02/11	7.250	277,500
189	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	04/01/11	6.000	167,265
13	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/31/13	7.500	10,205
211	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/01/14	6.750	167,745
15	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, Ca)	12/31/18	8.000	9,675
					973,878
Beverages (0.4%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	116,250
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(CCC-, B3)	12/01/15	7.875	59,625
Building & Construction (1.3%)
52	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	9,880
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(CCC-, Caa2)	04/15/12	8.375	59,500
25	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	23,531
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(D, Caa2)	01/15/16	6.250	50,500
125	Meritage Homes Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	98,750
175	Standard Pacific Corp., Company Guaranteed Notes	(CCC-, Caa1)	04/01/14	6.250	124,250
75	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $101.91)	(CC, Caa3)	12/15/12	7.625	25,500
					391,911
Building Materials (1.0%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	89,500
150	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B-, Caa1)	07/01/13	10.500	84,750
75	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, Ba3)	11/01/11	9.000	74,625
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CC, Caa3)	09/01/14	8.500	21,750
50	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(CCC, Caa1)	06/15/13	11.750	32,500
					303,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Chemicals (2.3%)
$75	Ashland, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/13 @ $104.56)‡	(BB-, Ba3)	06/01/17	9.125	$78,187
55	Chemtura Corp., Company Guaranteed Notesø	(D, NR)	06/01/16	6.875	40,150
100	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	90,250
90	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(C, Ca)	12/01/14	9.750	40,500
86	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(C, B3)	06/15/14	12.500	68,600
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B2)	11/15/13	9.000	69,431
25	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)‡	(BB-, Ba2)	05/15/17	8.250	25,250
100	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	98,500
100	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	84,500
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	35,500
50	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	45,938
					676,806
Computer Hardware (0.4%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	58,312
50	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00)‡	(BB+, Ba1)	05/01/14	10.000	51,813
					110,125
Consumer Products (1.2%)
125	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC-, Caa2)	10/01/12	10.250	91,250
150	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	127,500
50	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	44,000
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	99,500
					362,250
Diversified Capital Goods (2.9%)
75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	68,625
75	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	75,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Diversified Capital Goods
$75	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	$73,031
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	81,125
125	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	108,750
100	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(CCC+, Caa1)	06/01/17	7.375	74,250
100	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	86,000
75	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	70,875
50	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	48,500
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	91,000
102	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B-, Caa1)	06/15/12	9.875	88,230
					865,386
Electric - Generation (6.5%)
25	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	06/01/15	7.500	20,969
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	170,500
25	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B2)	05/15/17	7.000	19,313
350	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B2)	05/15/19	7.200	262,500
300	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	238,500
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	165,375
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(BB-, B1)	02/01/14	7.250	72,937
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	47,438
75	RRI Energy, Inc., Senior Unsecured Notes	(B+, B2)	06/15/14	7.625	69,000
675	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	423,562
175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	109,812
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	140,250

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation
$25	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	$25,438
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	166,687
					1,932,281
Electronics (1.3%)
100	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/10 @ $101.29)	(B+, B2)	05/15/13	7.750	92,125
13	Ampex Corp., Rule 144A, Secured Notes^‡	(NR, NR)	09/30/09	12.000	13,138
100	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	51,000
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	36,200
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	97,500
25	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	18,344
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	89,500
					397,807
Energy - Exploration & Production (6.1%)
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	86,250
150	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)	(B+, B1)	07/15/16	9.875	142,758
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	65,625
325	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	288,437
75	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	77,438
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	107,812
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $100.00)	(BB-, B1)	05/01/14	7.750	96,500
125	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	109,375
75	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	62,625
100	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	91,375
100	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ 105.19)	(BB-, B2)	06/15/16	10.375	102,250
175	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	162,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Energy - Exploration & Production
$50	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	$44,018
75	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	70,500
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	92,625
100	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	63,500
75	Swift Energy Co., Company Guaranteed Notes (Callable 07/15/09 @ $101.91)	(B+, B3)	07/15/11	7.625	70,500
75	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB-, B1)	02/01/14	7.000	69,938
					1,804,276
Environmental (0.9%)
100	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BBB, Baa3)	03/15/15	7.250	101,618
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17)	(B-, Caa1)	04/15/14	9.500	165,812
					267,430
Food & Drug Retailers (1.7%)
175	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	149,625
100	Ingles Markets, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.44)‡	(BB-, B1)	05/15/17	8.875	98,750
100	New Albertsons, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/13	7.250	96,500
75	Rite Aid Corp., Rule 144A, Senior Secured Notes (Callable Notes 06/12/13 @ $104.88)‡	(B+, B3)	06/12/16	9.750	75,375
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	24,125
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B+, B2)	06/15/12	8.125	49,500
25	SUPERVALU, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/16	8.000	24,375
					518,250
Food - Wholesale (0.5%)
50	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B-, Caa2)	11/01/14	7.500	42,250
25	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	24,500
75	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(BB-, Ba3)	07/15/14	10.000	74,438
25	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(B, Caa1)	05/15/13	7.750	20,625
					161,813

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Forestry & Paper (1.7%)
$90	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	$47,925
125	Cellu Tissue Holdings, Inc., Global Secured Notes	(B, B2)	03/15/10	9.750	125,625
125	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	117,500
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	70,125
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(CCC, Caa3)	05/01/13	12.000	21,375
75	NewPage Corp., Global Senior Secured Notes (Callable 05/01/10 @ $103.00)	(CCC+, Caa2)	05/01/12	10.000	36,375
75	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)ø	(D, NR)	07/01/12	8.375	29,062
100	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B-, B2)	08/01/14	9.125	47,000
					494,987
Gaming (3.3%)
75	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, Caa3)	12/15/14	9.375	10,875
25	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	23,000
100	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	83,500
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	69,500
23	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B1)	11/15/19	7.250	13,225
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	46,375
60	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	2,550
100	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62)‡	(B, Caa1)	06/01/17	11.250	95,000
20	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/10 @ $100.00)ø	(D, NR)	06/01/12	8.125	100
100	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)ø	(D, Ca)	11/15/10	12.000	40,500
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	83,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gaming
$50	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	$30,500
125	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(B+, B3)	11/15/15	8.500	63,125
175	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	06/01/16	7.500	114,406
100	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	65,250
25	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	04/01/13	6.750	16,812
75	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	79,875
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	51,197
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	825
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	85,750
					975,865
Gas Distribution (3.3%)
125	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	115,000
150	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	139,243
300	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	295,916
150	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	143,625
75	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	65,250
125	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	106,562
125	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	110,273
					975,869
Health Services (6.7%)
125	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	120,000
125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	123,125
150	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	147,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services
$75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	$70,875
325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	320,937
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	46,125
275	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	242,000
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	101,000
75	Inverness Medical Innovations, Inc., Senior Subordinated Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	72,750
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	67,875
50	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(CCC+, Caa1)	03/15/16	0.000	35,750
75	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	69,938
100	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	93,500
275	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.37)‡	(BB-, B1)	07/01/19	8.875	277,750
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	4.635	40,500
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	23,688
75	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	72,187
100	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	79,500
					2,005,250
Hotels (1.0%)
75	Felcor Lodging LP, Global Senior Secured Notes#	(B, B2)	12/01/11	3.135	60,750
100	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡	(BB+, Ba1)	05/15/17	9.000	95,750
125	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	109,062
25	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes	(BB, Ba1)	10/15/14	7.875	23,525
					289,087
lnvestments & Misc. Financial Services (0.2%)
75	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC, Caa3)	11/15/15	10.500	52,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Leisure (0.2%)
$51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, Ca)	07/15/16	12.250	$35,700
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, C)	06/01/14	9.625	21,750
					57,450
Machinery (0.7%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	93,000
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BB+, Ba3)	03/01/14	7.125	45,875
100	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	77,375
					216,250
Media - Broadcast (1.1%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	58,312
80	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	27,600
50	Clear Channel Communications, Inc., Senior Unsecured Notes	(CC, Ca)	09/15/14	5.500	11,250
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	88,250
100	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/09 @ $102.19)‡	(BB, Ba3)	09/01/12	8.750	101,250
60	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	35,250
15	Univision Communications, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/11 @ $106.00)‡	(B-, B2)	07/01/14	12.000	14,813
100	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	250
					336,975

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable (4.6%)
$200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	$172,000
250	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)ø	(D, Ca)	10/01/15	11.000	31,250
125	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)ø	(D, Caa2)	09/15/10	10.250	131,875
83	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, C)	04/01/11	9.920	664
100	Charter Communications Operating Capital, Rule 144A, Secured Notesø‡	(D, B1)	04/30/12	10.000	96,750
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	04/15/14	8.500	74,719
150	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	146,625
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	74,062
75	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/10 @ $101.40)	(BB, Ba2)	03/15/13	8.375	75,562
100	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 05/15/12 @ $103.81)	(BB, Ba2)	05/15/16	7.625	97,750
25	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	23,875
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	161,875
50	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	47,875
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	45,250
75	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	73,500
25	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	01/15/13	9.500	23,938
75	Videotron LTee, Rule 144A, Company Guaranteed Notes (Callable 04/15/13 @ $104.56)‡	(BB-, Ba2)	04/15/18	9.125	76,594
					1,354,164
Media - Services (1.2%)
75	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	63,750
100	Nielsen Finance Co., Rule 144A, Senior Notes (Callable 05/01/13 @ $105.75)‡	(B-, Caa1)	05/01/16	11.500	97,750
100	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	85,125
100	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	100,000
					346,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel (2.1%)
$100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	$1,625
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	656
50	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	50,557
125	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	126,115
156	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(D, Caa2)	05/15/15	5.413	86,501
50	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	47,500
75	Teck Resources, Ltd., Rule 144A, Senior Secured Notes‡	(BB+, Ba2)	05/15/14	9.750	77,700
50	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.13)‡	(BB+, Ba2)	05/15/16	10.250	52,439
175	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/14 @ $105.38)‡	(BB+, Ba2)	05/15/19	10.750	188,415
					631,508
Non-Food & Drug Retailers (1.4%)
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	53,625
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	40,500
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	21,125
75	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	49,500
110	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	110,825
125	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	73,750
75	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	63,563
					412,888
Oil Field Equipment & Services (1.6%)
100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	91,250
75	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	68,812

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Field Equipment & Services
$80	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	$72,900
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	66,563
75	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	69,750
100	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	99,250
					468,525
Oil Refining & Marketing (0.5%)
75	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	74,438
75	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	68,625
					143,063
Packaging (1.6%)
100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	72,000
65	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	55,088
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(BB-, B1)	11/15/15	7.750	68,775
25	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	21,625
125	Graham Packaging Co, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	116,875
25	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/10 @ $101.38)	(BB, Ba3)	05/15/13	8.250	25,250
75	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	71,156
0	Pliant Corp., Global Senior Secured Notesø[1]	(D, NR)	06/15/09	11.625	95
50	Solo Cup Co., Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $105.25)‡	(NR, NR)	11/01/13	10.500	50,375
					481,239
Printing & Publishing (0.8%)
160	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	130,400
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	4,688
500	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
50	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)ø‡	(D, NR)	05/15/15	11.750	23,250

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Printing & Publishing
$200	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	$10,000
85	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	61,731
					230,069
Railroads (0.2%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	70,125
Software/Services (1.7%)
150	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	107,250
25	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	24,625
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	139,312
100	Unisys Corp., Senior Unsecured Notes	(B, Caa1)	10/15/12	8.000	60,500
200	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	167,000
					498,687
Steel Producers/Products (1.1%)
125	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(BB-, Ba3)	06/15/12	7.750	121,875
75	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(C, Ca)	02/15/14	11.250	27,375
100	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(B, Caa1)	11/01/15	12.000	82,000
100	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	8.250	94,750
					326,000
Support-Services (3.6%)
75	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	73,125
100	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B2)	08/15/16	9.000	85,250
75	Corrections Corp. of America, Company Guaranteed Notes (Callable 06/01/13 @ $103.88)	(BB, Ba2)	06/01/17	7.750	74,250
100	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B2)	02/15/13	9.500	96,500
75	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B1)	01/01/14	8.875	69,375
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	46,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support-Services
$25	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/09 @ $102.21)	(B+, B2)	01/01/16	6.625	$22,500
75	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)	(B, B2)	05/15/12	9.625	74,812
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/10 @ $100.00)	(CCC+, Caa1)	05/15/13	10.670	42,250
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	96,250
75	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa2)	12/01/14	9.500	60,563
100	Sotheby's, Global Company Guaranteed Notes	(B, Ba3)	06/15/15	7.750	75,000
75	Ticketmaster Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/12 @ $105.38)‡	(BB-, Ba3)	07/28/16	10.750	67,125
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	70,350
125	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ $105.44)‡	(B, B2)	06/15/16	10.875	120,625
					1,074,725
Telecom - Integrated/Services (5.8%)
125	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	112,500
50	DigitalGlobe, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $105.25)‡	(BB, Ba3)	05/01/14	10.500	52,000
50	Frontier Communications Corp. Senior Unsecured Notes	(BB, Ba2)	05/01/14	8.250	47,500
200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	177,000
125	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	122,500
325	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	316,062
50	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	48,500
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	5.474	119,875
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC, Caa1)	03/15/13	12.250	47,750
125	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	109,063

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Integrated/Services
$125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	$114,687
240	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	226,800
25	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	24,313
200	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	192,500
					1,711,050
Telecom - Wireless (3.8%)
75	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.69)	(B, B2)	06/15/13	10.125	77,719
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	99,000
75	Cricket Communications, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/12 @ $105.81)‡	(B+, Ba2)	05/15/16	7.750	72,562
50	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	51,125
145	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	144,819
450	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	356,625
400	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	329,000
					1,130,850
Textiles & Apparel (0.5%)
75	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	74,062
75	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)	(BB+, Ba3)	05/01/13	8.125	74,063
					148,125
Theaters & Entertainment (1.1%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	128,625
200	AMC Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/01/14 @ $104.38)‡	(B-, B1)	06/01/19	8.750	189,000
					317,625
Tobacco (0.6%)
175	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	166,688
TOTAL U.S. CORPORATE BONDS (Cost $29,512,466)					25,464,258

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS (8.0%)
Aerospace & Defense (0.4%)
$150	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	$132,000
Chemicals (1.0%)
225	Cognis GmbH, Rule 144A, Senior Secured Notes (Callable 08/15/09 @ $100.00) (Germany)#‡	(B-, B2)	09/15/13	2.629	171,000
375	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CC, Ca)	02/15/16	8.500	118,125
					289,125
Electronics (0.6%)
100	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	100,250
150	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	69,000
					169,250
Energy - Exploration & Production (0.2%)
75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa1)	12/15/14	8.250	49,875
Forestry & Paper (0.4%)
250	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	21,250
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	97,187
					118,437
Gaming (0.4%)
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B, B2)	06/15/15	8.250	132,550
Media - Cable (1.4%)
125	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B+, B2)	02/15/15	10.125	180,591
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B-, B2)	04/15/14	9.750	233,441
					414,032
Media - Diversified (0.4%)
125	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	113,906

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Oil Field Equipment & Services (0.2%)
$75	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	$69,188
Packaging (0.2%)
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	62,769
Pharmaceuticals (0.3%)
25	Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/09 @ $101.94) (Ireland)	(B, B3)	11/15/11	7.750	23,250
75	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	69,000
					92,250
Telecom - Integrated/Services (1.0%)
150	BCM Ireland Finance, Ltd., Rule 144A, Senior Secured Notes (Callable 8/15/09 @ $100.00) (Ireland)#‡	(CCC+, B3)	08/15/16	6.281	126,239
170	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	136,425
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#‡	(CC, Caa3)	01/15/15	6.881	26,000
					288,664
Telecommunications Equipment (0.1%)
75	Nortel Networks, Ltd., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø	(NR, NR)	07/15/16	10.750	26,250
Textiles & Apparel (0.3%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	91,172
Transportation - Excluding Air/Rail (1.1%)
225	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	185,625
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	126,375
					312,000
TOTAL FOREIGN CORPORATE BONDS (Cost $3,195,154)					2,361,468

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (0.3%)
Energy - Exploration & Production (0.3%)
$125	ATP Oil & Gas (Cost $93,750)	(NR, NR)	07/15/14	5.75	$93,281
Number of Shares
COMMON STOCKS (0.0%)
Automobile Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^				5,557
Materials (0.0%)
500	Constar International, Inc.*				7,500
TOTAL COMMON STOCKS (Cost $49,610)					13,057
PREFERRED STOCK (0.1%)
Banks (0.1%)
62	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡ (Cost $12,900)				26,668
Par (000)
SHORT-TERM INVESTMENT (8.5%)
$2,515	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,515,000)		07/01/09	0.010	2,515,000
TOTAL INVESTMENTS AT VALUE (102.8%) (Cost $35,378,880)					30,473,732
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.8%)					(818,890)
NET ASSETS (100.0%)					$29,654,842

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $6,784,508 or 22.9% of net assets.

+  Step Bond — The interest rate is as of June 30, 2009 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2009.

ø  Bond is currently in default.

1  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value (Cost $35,378,880) (Note 2)	$30,473,732
Cash	420
Foreign currency at value (cost $227)	227
Interest receivable	619,528
Receivable for investments sold	191,588
Receivable for fund shares sold	855
Receivable from investment adviser (Note 3)	262
Prepaid expenses	17,693
Total Assets	31,304,305
Liabilities
Administrative services fee payable (Note 3)	16,318
Payable for fund shares redeemed	887,385
Payable for investments purchased	611,007
Unrealized depreciation on forward currency contracts (Note 2)	60,817
Dividend payable	27,986
Directors' fee payable	5,438
Other accrued expenses payable	40,512
Total Liabilities	1,649,463
Net Assets
Capital stock, $.001 par value (Note 6)	3,926
Paid-in capital (Note 6)	84,685,784
Undistributed net investment income	25,608
Accumulated net realized loss on investments and foreign currency transactions	(50,094,843)
Net unrealized depreciation on investments and foreign currency translations	(4,965,633)
Net Assets	$29,654,842
Shares outstanding	3,925,926
Net asset value, offering price and redemption price per share	$7.55

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$1,470,763
Dividends	2,634
Securities lending	99
Total investment income	1,473,496
Expenses
Investment advisory fees (Note 3)	94,202
Administrative services fees (Note 3)	36,534
Printing fees (Note 3)	20,075
Audit and tax fees	17,678
Legal fees	11,750
Registration fees	9,844
Directors' fees	6,740
Custodian fees	3,936
Transfer agent fees	1,409
Insurance expense	530
Commitment fees (Note 4)	242
Miscellaneous expense	2,922
Total expenses	205,862
Less: fees waived and expenses reimbursed (Note 3)	(111,660)
Net expenses	94,202
Net investment income	1,379,294
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(1,782,677)
Net realized gain from foreign currency transactions	63,330
Net change in unrealized appreciation (depreciation) from investments	6,518,971
Net change in unrealized appreciation (depreciation) from foreign currency translations	(100,011)
Net realized and unrealized gain from investments and foreign currency related items	4,699,613
Net increase in net assets resulting from operations	$6,078,907

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$1,379,294	$3,000,995
Net realized loss from investments and foreign currency transactions	(1,719,347)	(2,941,741)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	6,418,960	(9,057,380)
Net increase (decrease) in net assets resulting from operations	6,078,907	(8,998,126)
From Dividends
Dividends from net investment income	(1,378,776)	(3,005,159)
Net decrease in net assets resulting from dividends	(1,378,776)	(3,005,159)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,882,544	13,839,556
Reinvestment of dividends	1,345,967	2,877,664
Net asset value of shares redeemed	(5,142,811)[1]	(17,681,030)[2]
Net increase (decrease) in net assets from capital share transactions	85,700	(963,810)
Net increase (decrease) in net assets	4,785,831	(12,967,095)
Net Assets
Beginning of period	24,869,011	37,836,106
End of period	$29,654,842	$24,869,011
Undistributed net investment income	$25,608	$25,090

1  Net of $1,546 of redemption fees retained by the Fund.

2  Net of $28,193 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Financial Highlights
(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,				For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2008	2007	2006	2005	2004[1]	2004
Per share data
Net asset value, beginning of period	$6.37	$9.57	$10.19	$9.96	$10.65	$10.38	$10.26
INVESTMENT OPERATIONS
Net investment income	0.35	0.79	0.85	0.79	0.81	0.31	1.01
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.18	(3.19)	(0.57)	0.19	(0.55)	0.55	0.72
Total from investment operations	1.53	(2.40)	0.28	0.98	0.26	0.86	1.73
LESS DIVIDENDS
Dividends from net investment income	(0.35)	(0.80)	(0.90)	(0.75)	(0.95)	(0.59)	(1.61)
Net asset value, end of period	$7.55	$6.37	$9.57	$10.19	$9.96	$10.65	$10.38
Total return[2]	24.60%	(26.51)%	2.61%	10.21%	2.58%	8.43%	18.27%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$29,655	$24,869	$37,836	$44,111	$29,248	$34,842	$32,675
Ratio of expenses to average net assets	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%[3]	0.70%
Ratio of net investment income to average net assets	10.25%[3]	9.10%	8.04%	7.52%	7.96%	8.30%[3]	8.74%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.83%[3]	0.72%	0.54%	0.61%	0.68%	0.91%[3]	0.95%
Portfolio turnover rate	40%	36%	46%	69%	71%	5%	30%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Global High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares and Institutional Class shares. The Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"),

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans
Energy - Exploration & Production	$—	$93,281	$—	$93,281
U.S. Corporate Bonds
Aerospace & Defense	—	445,900	—	445,900
Agriculture	—	111,000	—	111,000
Auto Loans	—	554,306	—	554,306
Auto Parts & Equipment	—	496,025	—	496,025
Banks	—	973,878	—	973,878
Beverages	—	116,250	—	116,250
Brokerage	—	59,625	—	59,625

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Building & Construction	$—	$391,911	$—	$391,911
Building Materials	—	303,125	—	303,125
Chemicals	—	676,806	—	676,806
Computer Hardware	—	110,125	—	110,125
Consumer Products	—	362,250	—	362,250
Diversified Capital Goods	—	865,386	—	865,386
Electric - Generation	—	1,932,281	—	1,932,281
Electronics	—	384,669	13,138	397,807
Energy - Exploration & Production	—	1,804,276	—	1,804,276
Environmental	—	267,430	—	267,430
Food & Drug Retailers	—	518,250	—	518,250
Food - Wholesale	—	161,813	—	161,813
Forestry & Paper	—	494,987	—	494,987
Gaming	—	975,865	—	975,865
Gas Distribution	—	975,869	—	975,869
Health Services	—	2,005,250	—	2,005,250
Hotels	—	289,087	—	289,087
Investments & Misc. Financial Services	—	52,125	—	52,125
Leisure	—	57,450	—	57,450
Machinery	—	216,250	—	216,250
Media - Broadcast	—	336,975	—	336,975
Media - Cable	—	1,354,164	—	1,354,164
Media - Services	—	346,625	—	346,625
Metals & Mining - Excluding Steel	—	631,508	—	631,508
Non-Food & Drug Retailers	—	412,888	—	412,888
Oil Field Equipment & Services	—	468,525	—	468,525
Oil Refining & Marketing	—	143,063	—	143,063
Packaging	—	481,239	—	481,239
Printing & Publishing	—	230,069	—	230,069
Railroads	—	70,125	—	70,125
Software/Services	—	498,687	—	498,687
Steel Producers/Products	—	326,000	—	326,000
Support-Services	—	1,074,725	—	1,074,725
Telecom - Integrated/Services	—	1,711,050	—	1,711,050
Telecom - Wireless	—	1,130,850	—	1,130,850
Textiles & Apparel	—	148,125	—	148,125
Theaters & Entertainment	—	317,625	—	317,625
Tobacco	—	166,688	—	166,688
Foreign Corporate Bonds
Aerospace & Defense	—	132,000	—	132,000
Chemicals	—	289,125	—	289,125
Electronics	—	169,250	—	169,250
Energy - Exploration & Production	—	49,875	—	49,875
Forestry & Paper	—	118,437	—	118,437
Gaming	—	132,550	—	132,550
Media - Cable	—	414,032	—	414,032
Media - Diversified	—	113,906	—	113,906
Oil Field Equipment & Services	—	69,188	—	69,188
Packaging	—	62,769	—	62,769
Pharmaceuticals	—	92,250	—	92,250
Telecom - Integrated/Services	—	288,664	—	288,664
Telecommunications Equipment	—	26,250	—	26,250

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Textiles & Apparel	$—	$91,172	$—	$91,172
Transportation - Excluding Air/Rail	—	312,000	—	312,000
Common Stocks
Automobile Parts & Equipment	—	—	5,557	5,557
Materials	7,500	0	0	7,500
Preferred Stocks
Banks	26,668	—	—	26,668
Short-Term Investment	—	2,515,000	—	2,515,000
Other Financial Instruments*
Forward Foreign Currency Contracts	(60,817)	—	—	(60,817)
	$(26,649)	$30,420,869	$18,695	$30,412,915

*Other financial instruments include futures, forwards and swap contracts.

As of June 30, 2009, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to .06% of net assets.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$0	Liabilities - Unrealized Depreciation	$60,817	*

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign Currency Contracts	$61,662
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign Currency Contracts	$(95,812)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the volume of these open

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2009, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ Depreciation
Open Forward Foreign Currency Contracts with Unrealized Depreciation
EUR	34,150	USD	48,519	07/16/09	$48,519	$47,901	$(618)
USD	761,395	EUR	570,000	07/16/09	(761,395)	(799,519)	(38,124)
USD	200,247	GBP	135,000	07/16/09	(200,247)	(222,322)	(22,075)
Total							$(60,817)

Currency Abbreviations:
EUR = Euro Currency
GBP = British Pound
USD = United States Dollar

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $117, of which $0 was rebated to borrowers (brokers). The Fund retained $99 in income from the cash collateral investment, and SSB, as lending agent, was paid $18. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$94,202	$(94,202)	$0	$(17,458)

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $36,534.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $8,116 for its services by the Fund.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, and during the six months period June 30, 2009, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $11,313,542 and $10,267,921, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $35,378,880, $628,855, $(5,534,003) and $(4,905,148), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	567,449	1,651,201
Shares issued in reinvestment of dividends	194,671	363,403
Shares redeemed	(738,127)	(2,064,276)
Net increase (decrease)	23,993	(49,672)

The Fund imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 6. Capital Share Transactions

shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	87%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 24, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse Global High Yield Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Global High Yield Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Global High Yield Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-SAR-0609

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 1, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 1, 2009